Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 14,255	¥ 15,454
Accumulated benefit obligations	14,002	14,808
Fair value of plan assets	¥ 7,096	¥ 7,699